TAXATION - Reconciliation of tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate	25.00%	25.00%	25.00%
Non-deductible expenses and non-taxable income incurred
Share-based compensation expenses	2.00%	2.00%	6.00%
Change in fair value of equity securities investments and exchangeable senior notes	(2.00%)	3.00%	(22.00%)
Others	(3.00%)	(2.00%)	(2.00%)
R&D expense super deduction	(5.00%)	(6.00%)	(16.00%)
Effect of preferential tax treatments inside mainland China	(6.00%)	(10.00%)	(7.00%)
Difference in tax rates of subsidiaries outside mainland China	1.00%	1.00%	19.00%
Changes in valuation allowance	(1.00%)	(5.00%)	23.00%
Withholding tax on the earnings distributed and anticipated to be remitted	4.00%	8.00%
Effective EIT rate (as a percent)	15.00%	16.00%	26.00%